Document and Entity Information	Jan. 09, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 9, 2023, Ra Medical Systems, Inc., a Delaware corporation (the “Company” or “Ra Medical”), completed its acquisition (the “Merger”) of Catheter Precision, Inc., a privately-held Delaware corporation (“Catheter”), pursuant to an Amended and Restated Agreement and Plan of Merger, as reported in the Company’s Current Report on Form 8-K filed with the SEC on January 13, 2023. Catheter’s audited financial statements as of December 31, 2021 and 2020, and for the years then ended, were previously filed with the Company’s Preliminary Proxy Statement dated November 4, 2022. The Company hereby amends the Form 8-K dated January 13, 2023, to include the following financial statements and financial information: • Catheter’s Unaudited Financial Statements as of and for the nine months ended September 30, 2022 and September 30, 2021; • Unaudited Pro Forma Condensed Combined Financial Information related to the Merger as of and for the nine months ended September 30, 2022 and for the year ended December 31, 2021; and • Catheter’s Management’s Discussion and Analysis as of and for the nine months ended September 30, 2022 and September 30, 2021.
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	Ra Medical Systems, Inc.
Entity Central Index Key	0001716621
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38677
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-3661826
Entity Address, Address Line One	1670 Highway 160 West, Suite 205
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29708
City Area Code	973
Local Phone Number	691-2000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RMED
Security Exchange Name	NYSEAMER